Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)		6 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE		$ 9,845,018	$ 77,204,628	$ 82,121,233
COST OF REVENUE		(7,945,865)	(62,311,470)	(66,340,565)
Gross profit		1,899,153	14,893,158	15,780,668
OPERATING EXPENSES
Selling and marketing		(1,102,786)	(8,648,044)	(8,720,599)
General and administrative		(2,331,889)	(18,286,670)	(20,105,220)
Total operating expenses		(3,434,675)	(26,934,714)	(28,825,819)
LOSS FROM OPERATIONS		(1,535,522)	(12,041,556)	(13,045,151)
OTHER INCOME (EXPENSE)
Interest income		8,642	67,770	43,856
Interest expense		(102,153)	(801,083)	(445,562)
Other income		13,261	103,996	78,252
Other gains (losses), net		(292,342)	(2,292,546)	3,213,799
Total other income (expense), net		(372,592)	(2,921,863)	2,890,345
LOSS BEFORE INCOME TAX EXPENSE		(1,908,114)	(14,963,419)	(10,154,806)
INCOME TAX BENEFITS		14,548	114,083	1,697,782
NET LOSS		(1,893,566)	(14,849,336)	(8,457,024)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT		61,228	480,147	(597,455)
TOTAL COMPREHENSIVE LOSS		$ (1,832,338)	$ (14,369,189)	$ (9,054,479)
Weighted average number of ordinary shares:
Weighted average number of ordinary shares, Basic (in Shares)		4,060,000	4,060,000	4,060,000
Weighted average number of ordinary shares, Diluted (in Shares)		4,060,000	4,060,000	4,060,000
LOSS PER SHARE:
LOSS PER SHARE, BASIC (in Dollars per share and Dollars per share) | (per share)	[1]	$ (0.47)	$ (3.66)	$ (2.08)
LOSS PER SHARE, DILUTED (in Dollars per share and Dollars per share) | (per share)	[1]	$ (0.47)	$ (3.66)	$ (2.08)

[1]	Giving retroactive effect to the 1-for-5 share consolidation.